Fair value of assets and liabilities - Methods applied in determining fair values of financial assets and liabilities (carried at fair value) (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	€ 137,580	€ 123,015
Financial assets at fair value through other comprehensive income	46,389	41,116
Financial liabilities at fair value through profit or loss	86,900	94,638
– Debt securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	9,966	8,770
– Deposits
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	45,014	57,076
– Trading securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	3,653	3,645
- Derivatives
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	28,267	25,148
Loans and receivables
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	68,782	67,446
Financial assets at fair value through other comprehensive income	1,608	951
- Equity securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	20,945	15,590
Financial assets at fair value through other comprehensive income	2,562	1,885
- Debt securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	15,586	12,270
- Debt securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through other comprehensive income	42,219	38,281
- Derivatives
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	32,268	27,708
Level 1
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	28,275	20,302
Financial assets at fair value through other comprehensive income	42,151	37,470
Financial liabilities at fair value through profit or loss	5,131	4,733
Level 1 | – Debt securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	1,455	1,088
Level 1 | – Deposits
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	0	0
Level 1 | – Trading securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	3,631	3,604
Level 1 | - Derivatives
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	45	41
Level 1 | Loans and receivables
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	0	0
Level 1 | - Equity securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	20,789	15,438
Financial assets at fair value through other comprehensive income	2,292	1,622
Level 1 | - Debt securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	7,485	4,825
Level 1 | - Debt securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through other comprehensive income	39,859	35,848
Level 1 | - Derivatives
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	1	39
Level 2
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	98,571	94,533
Financial assets at fair value through other comprehensive income	3,967	2,707
Financial liabilities at fair value through profit or loss	80,998	89,175
Level 2 | – Debt securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	8,445	7,635
Level 2 | – Deposits
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	45,014	57,063
Level 2 | – Trading securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	12	41
Level 2 | - Derivatives
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	27,528	24,437
Level 2 | Loans and receivables
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	62,168	63,316
Financial assets at fair value through other comprehensive income	1,608	275
Level 2 | - Equity securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	15	3
Financial assets at fair value through other comprehensive income	0	0
Level 2 | - Debt securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	4,596	4,081
Level 2 | - Debt securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through other comprehensive income	2,360	2,433
Level 2 | - Derivatives
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	31,792	27,134
Level 3
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	10,734	8,179
Financial assets at fair value through other comprehensive income	270	938
Financial liabilities at fair value through profit or loss	770	729
Level 3 | – Debt securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	67	47
Level 3 | – Deposits
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	0	13
Level 3 | – Trading securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	10	0
Level 3 | - Derivatives
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value through profit or loss	694	670
Level 3 | Loans and receivables
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	6,614	4,131
Financial assets at fair value through other comprehensive income	0	676
Level 3 | - Equity securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	141	150
Financial assets at fair value through other comprehensive income	270	263
Level 3 | - Debt securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	3,505	3,364
Level 3 | - Debt securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	3,504	3,364
Financial assets at fair value through other comprehensive income	0	0
Financial liabilities at fair value through profit or loss	10	0
Level 3 | - Derivatives
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value through profit or loss	€ 475	€ 535